Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	2.26750%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,757,503.76

Principal:
Principal Collections	$21,038,230.66
Prepayments in Full	$11,366,815.96
Liquidation Proceeds	$118,233.40
Recoveries	$2,576.36
Sub Total	$32,525,856.38
Collections	$35,283,360.14

Purchase Amounts:
Purchase Amounts Related to Principal	$163,250.07
Purchase Amounts Related to Interest	$249.52
Sub Total	$163,499.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,446,859.73

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	4
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,446,859.73
Servicing Fee	$856,579.44	$856,579.44	$0.00	$0.00	$34,590,280.29
Interest - Class A-1 Notes	$169,544.73	$169,544.73	$0.00	$0.00	$34,420,735.56
Interest - Class A-2a Notes	$430,833.33	$430,833.33	$0.00	$0.00	$33,989,902.23
Interest - Class A-2b Notes	$230,187.78	$230,187.78	$0.00	$0.00	$33,759,714.45
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$33,116,619.62
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$32,920,582.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,920,582.29
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$32,857,422.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,857,422.29
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$32,812,143.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,812,143.29
Regular Principal Payment	$88,186,822.15	$32,812,143.29	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$35,446,859.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,812,143.29
Total					$32,812,143.29
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$32,812,143.29	$161.64	$169,544.73	$0.84	$32,981,688.02	$162.48
Class A-2a Notes	$0.00	$0.00	$430,833.33	$1.96	$430,833.33	$1.96
Class A-2b Notes	$0.00	$0.00	$230,187.78	$1.83	$230,187.78	$1.83
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$32,812,143.29	$31.17	$1,778,137.00	$1.69	$34,590,280.29	$32.86

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$88,186,822.15	0.4344178	$55,374,678.86	0.2727817
Class A-2a Notes	$220,000,000.00	1.0000000	$220,000,000.00	1.0000000
Class A-2b Notes	$126,020,000.00	1.0000000	$126,020,000.00	1.0000000
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$937,926,822.15	0.8909387	$905,114,678.86	0.8597704

Pool Information
Weighted Average APR	3.242%	3.221%
Weighted Average Remaining Term	54.06	53.22
Number of Receivables Outstanding	37,485	36,733
Pool Balance	$1,027,895,330.09	$994,907,824.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$947,258,515.04	$917,056,215.73
Pool Factor	0.9000309	0.8711469

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$77,851,609.19
Targeted Overcollateralization Amount	$111,198,726.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,793,146.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$300,975.08
(Recoveries)		3	$2,576.36
Net Loss for Current Collection Period			$298,398.72
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3484%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0001%
Second Prior Collection Period			0.0157%
Prior Collection Period			0.1902%
Current Collection Period			0.3540%
Four Month Average (Current and Prior Three Collection Periods)			0.1400%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		203	$480,890.10
(Cumulative Recoveries)			$2,576.36
Cumulative Net Loss for All Collection Periods			$478,313.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0419%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,368.92
Average Net Loss for Receivables that have experienced a Realized Loss			$2,356.23

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.72%	241	$7,119,390.19
61-90 Days Delinquent	0.03%	13	$309,388.19
91-120 Days Delinquent	0.01%	2	$63,449.01
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.75%	256	$7,492,227.39

Repossession Inventory:
Repossessed in the Current Collection Period		18	$480,602.34
Total Repossessed Inventory		27	$718,501.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0522%
Prior Collection Period			0.0667%
Current Collection Period			0.0408%
Three Month Average			0.0532%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0375%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer